Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
TRADE PAYABLES
24.	TRADE PAYABLES

An aging analysis of the trade payables as at the end of each reporting period, based on the invoice date, is as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Within 1 month	72,506	91,119	13,030
1 to 3 months	6,288	3,648	522
3 to 6 months	13,172	11,973	1,712
Total	91,966	106,740	15,264

The trade payables are non-interest-bearing and are normally settled in less than six months.